DEBT AND OTHER OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT AND OTHER OBLIGATIONS

14. DEBT AND OTHER OBLIGATIONS

Under a revolving line of credit arrangement (the "Credit Facility"), PLC and the Company have the ability to borrow on an unsecured basis up to a combined aggregate principal amount of $1 billion. Under certain circumstances, the Credit Facility allows for a request that the commitment be increased up to a maximum principal amount of $1.5 billion. Balances outstanding under the Credit Facility accrue interest at a rate equal to, at the option of the Borrowers, (i) LIBOR plus a spread based on the ratings of PLC’s Senior Debt, or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent’s Prime rate, (y) 0.50% above the Funds rate, or (z) the one-month LIBOR plus 1.00% and (B) a spread based on the ratings of PLC’s Senior Debt. The Credit Facility also provided for a facility fee at a rate that varies with the ratings of PLC’s Senior Debt and that is calculated on the aggregate amount of commitments under the Credit Facility, whether used or unused. The annual facility fee rate is 0.125% of the aggregate principal amount. The Credit

14. DEBT AND OTHER OBLIGATIONS – (Continued)

Facility provides that PLC is liable for the full amount of any obligations for borrowings or letters of credit, including those of the Company, under the Credit Facility. The maturity date of the Credit Facility is May 3, 2023. The Company is not aware of any non-compliance with the financial debt covenants of the Credit Facility as of December 31, 2021. PLC had an outstanding balance of $275 million and $190 million as of December 31, 2021 and 2020.

During 2018, the Company issued $110 million of Subordinated Funding Obligations as a rate of 3.55% due 2038.

Secured Financing Transactions

Repurchase Program Borrowings

While the Company anticipates that the cash flows of its operating subsidiaries will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs for certain of its insurance subsidiaries to provide liquidity when needed. The Company expects that the rate received on its investments will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. These borrowings are typically for a term less than 90 days. The fair value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities, and the agreements provided for net settlement in the event of default or on termination of the agreements. As of December 31, 2021, the fair value of securities pledged under the repurchase program was $1,503 million and the repurchase obligation of $1,393 million was included in the Company’s consolidated balance sheets (at an average borrowing rate of 13 basis points). During the year ended December 31, 2021, the maximum balance outstanding at any one point in time related to these programs was $1,799 million. The average daily balance was $775 million (at an average borrowing rate of 13 basis points) during the year ended December 31, 2021. As of December 31, 2020, the fair value of securities pledged under the repurchase program was $452 million and the repurchase obligation of $437 million was included in the Company’s consolidated balance sheets (at an average borrowing rate of 15 basis points). During the year ended December 31, 2020, the maximum balance outstanding at any one point in time related to these programs was $825 million. The average daily balance was $143 million (at an average borrowing rate of 33 basis points) during the year ended December 31, 2020.

Securities Lending

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned out to third parties for short periods of time. The Company requires collateral at least equal to 102% of the fair value of the loaned securities to be separately maintained. The loaned securities’ fair value is monitored on a daily basis and collateral is adjusted accordingly. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. As of December 31, 2021 and 2020, securities with a fair value of $174 million and $57 million were loaned under this program. As collateral for the loaned securities, the Company receives cash, which is primarily reinvested in short term repurchase agreements, which are also collateralized by U.S. Government or U.S. Government Agency securities, and government money market funds. These investments are recorded in "short-term investments" with a corresponding liability recorded in "secured financing liabilities" to account for its obligation to return the collateral. As of December 31, 2021 and 2020, the fair value of the collateral related to this program was $179 million and $59 million, and the Company has an obligation to return $179 million and $59 million, respectively, of collateral to the securities borrowers.

14. DEBT AND OTHER OBLIGATIONS – (Continued)

The following table provides the fair value of collateral pledged for repurchase agreements, grouped by asset class, as of December 31, 2021 and 2020:

Repurchase Agreements, Securities Lending Transactions, and Repurchase-to-Maturity Transactions Accounted for as Secured Borrowings

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2021
	(Dollars In Millions)
	Overnight and			Greater Than
	Continuous	Up to 30 days	30-90 days	90 days	Total
Repurchase agreements and repurchase-to-maturity transactions
U.S. Treasury and agency securities	$1,070	$—	$—	$—	$1,070
Corporate securities	69	—	—	—	69
Commercial mortgage loans	364	—	—	—	364
Total repurchase agreements and repurchase-to-maturity transactions	$1,503	$—	$—	$—	$1,503
Securities lending transactions
Fixed maturity securities	171	—	—	—	171
Equity securities	1	—	—	—	1
Redeemable preferred stocks	2	—	—	—	2
Total securities lending transactions	174	—	—	—	174
Total securities	$1,677	$—	$—	$—	$1,677

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2020
	(Dollars In Millions)
	Overnight and			Greater Than
	Continuous	Up to 30 days	30-90 days	90 days	Total
Repurchase agreements and repurchase-to-maturity transactions
U.S. Treasury and agency securities	$366	$86	$—	$—	$452
Commercial mortgage loans	—	—	—	—	—
Total repurchase agreements and repurchase-to-maturity transactions	$366	$86	$—	$—	$452
Securities lending transactions
Corporate securities	49	—	—	—	49
Equity securities	7	—	—	—	7
Redeemable preferred stocks	1	—	—	—	1
Total securities lending transactions	57	—	—	—	57
Total securities	$423	$86	$—	$—	$509

14. DEBT AND OTHER OBLIGATIONS – (Continued)

Golden Gate Captive Insurance Company

On October 1, 2020, Golden Gate Captive Insurance Company ("Golden Gate"), a Vermont special purpose financial insurance company and a wholly owned subsidiary of the Company, entered into a transaction with a term of 20 years, that may be extended to a maximum of 25 years, to finance up to $5 billion of "XXX" and "AXXX" reserves related to the term life insurance business and universal life insurance with secondary guarantee business that is reinsured to Golden Gate by the Company and West Coast Life Insurance Company ("WCL"), a wholly owned subsidiary of the Company, pursuant to an Excess of Loss Reinsurance Agreement (the "XOL Agreement") with Hannover Life Reassurance Company of America (Bermuda) Ltd., The Canada Life Assurance Company (Barbados Branch) and RGA Reinsurance Company (Barbados) Ltd. (collectively, the "Retrocessionaires"). The transaction is "non-recourse" to the Company, WCL, and PLC, meaning that none of these companies are liable to reimburse the Retrocessionaires for any XOL payments required to be made. As of December 31, 2021, the XOL Asset backing the difference in statutory and economic reserve liabilities was $4.267 billion.

Other Obligations

The Company routinely receives from or pays to affiliates, under the control of PLC, reimbursements for expenses incurred on one another’s behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense is summarized as follows:

	For The Year Ended December 31,
	2021	2020	2019

	(Dollars In Millions)
Subordinated funding obligations	$3.9	$3.9	$3.9
Non-recourse funding obligations, other obligations, and repurchase agreements	$11	$133.2	$175.8
Total interest expense	$14.9	$137.1	$179.7